Consolidated statements of cash flows - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 21, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net (loss) income	$ (19,683)
Adjustments to reconcile net loss to net cash provided by operating activities
Non-cash reorganization items	0
Depreciation, depletion and amortization	3,414
Loss on impairment of assets	0
Write-off of Senior Note issuance costs, discount and premium	0		$ 16,970
Derivative losses (gains)	12,115
Gain on sale of assets	0
Other	1,012
Change in assets and liabilities
Accounts receivable	(3,577)
Inventories	38
Prepaid expenses and other assets	180
Accounts payable and accrued liabilities	(3,423)
Revenue distribution payable	1,510
Deferred compensation	13
Net cash (used in) provided by operating activities	(8,401)
Cash flows from investing activities
Expenditures for property, plant, and equipment and oil and natural gas properties	(5,832)
Proceeds from asset dispositions	0
Proceeds from derivative instruments	1,692
Net cash (used in) provided by investing activities	(4,140)
Cash flows from financing activities
Proceeds from long-term debt	0
Repayment of long-term debt	(19)
Proceeds from rights offering, net	0
Principal payments under capital lease obligations	(69)
Payment of other financing fees	0
Net cash (used in) provided by financing activities	(88)
Net (decrease) increase in cash and cash equivalents	(12,629)
Cash and cash equivalents at beginning of period	45,123
Cash and cash equivalents at end of period	32,494	$ 45,123
Predecessor
Cash flows from operating activities
Net (loss) income		1,041,959	(138,406)	$ (415,720)	$ (1,333,844)	$ 209,293
Adjustments to reconcile net loss to net cash provided by operating activities
Non-cash reorganization items		(1,012,090)	0
Depreciation, depletion and amortization		24,915	31,808	122,928	216,574	245,908
Loss on impairment of assets		0	77,896	282,472	1,507,336	0
Write-off of Senior Note issuance costs, discount and premium		0	16,970	16,970	0	0
Deferred income taxes				0	(177,487)	123,891
Derivative losses (gains)		(48,006)	(11,932)	22,837	(145,288)	(231,320)
Gain on sale of assets		(206)	(68)	117	(1,584)	(2,152)
Gain on extinguishment of debt				0	(31,590)	0
Other		645	1,554	3,611	6,057	4,294
Change in assets and liabilities
Accounts receivable		198	6,262	(9,243)	15,720	4,692
Inventories		466	1,285	3,576	(1,968)	(5,516)
Prepaid expenses and other assets		(497)	159	(1,620)	481	(750)
Accounts payable and accrued liabilities		8,733	7,939	25,987	(17,200)	(24,652)
Revenue distribution payable		(1,875)	(2,763)	509	(12,075)	(671)
Deferred compensation		143	(955)	(5,257)	(5,524)	894
Net cash (used in) provided by operating activities		14,385	(10,251)	47,167	19,608	323,911
Cash flows from investing activities
Expenditures for property, plant, and equipment and oil and natural gas properties		(31,179)	(47,087)	(146,296)	(313,481)	(685,459)
Proceeds from asset dispositions		1,884	471	1,349	42,618	291,429
Proceeds from derivative instruments		1,285	47,486	90,590	233,605	2,417
Cash in escrow				48	0	0
Derivative premiums paid and other				0	0	(20,609)
Net cash (used in) provided by investing activities		(28,010)	870	(54,309)	(37,258)	(412,222)
Cash flows from financing activities
Proceeds from long-term debt		270,000	181,000	181,000	120,000	302,115
Repayment of long-term debt		(444,785)	(597)	(1,952)	(102,978)	(228,594)
Repurchase of Senior Notes				0	(9,995)	0
Proceeds from rights offering, net		50,031	0
Principal payments under capital lease obligations		(568)	(614)	(2,491)	(2,400)	(2,313)
Payment of other financing fees		(2,410)	0	0	(1,404)	0
Net cash (used in) provided by financing activities		(127,732)	179,789	176,557	3,223	71,208
Net (decrease) increase in cash and cash equivalents		(141,357)	170,408	169,415	(14,427)	(17,103)
Cash and cash equivalents at beginning of period	$ 45,123	186,480	17,065	17,065	31,492	48,595
Cash and cash equivalents at end of period		$ 45,123	$ 187,473	$ 186,480	$ 17,065	$ 31,492